Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RYDEX SERIES FUNDS
Class A and Class C | SP 500 Pure Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	S&P 500® Pure Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The S&P 500® Pure Value Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The Fund’s current benchmark is the S&P 500® Pure Value Index (the “underlying index”).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell Class A shares or Class C shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 545 of the Prospectus, in Appendix A to the Prospectus — "Sales Charge Waivers and Discounts Available Through Intermediaries," and in the “Sales Charges, Reductions and Waivers” section beginning on page 99 of the Fund’s Statement of Additional Information (the “SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES  (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES   <br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1099% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1099.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. This amount may vary depending on the Guggenheim Fund in which you invest.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index.Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage imposed by the Investment Company Act of 1940, satisfy margin or collateral requirements, or meet redemption requests.The S&P 500® Pure Value Index is composed of those constituents of the S&P 500® that exhibit the strongest value characteristics as measured using three factors: the ratios of book value, earnings, and sales to price. The S&P 500®Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor’s Corporation on a statistical basis, and which generally represent large-capitalization companies with capitalizations ranging from $6.7 billion to $3.3 trillion as of June 30, 2024. As of June 30, 2024, the S&P 500® Pure Value Index included companies with capitalizations ranging from $6.7 billion to $877 billion. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The industries in which the underlying index components, and thus the Fund’s investments, may be concentrated will vary as the composition of the underlying index changes over time. While the Fund’s sector exposure may vary over time, as of June 30, 2024, the Fund has significant exposure to the Consumer Discretionary Sector, Consumer Staples Sector, Financials Sector, and Health Care Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC.On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivatives positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The industries in which the underlying index components, and thus the Fund’s investments, may be concentrated will vary as the composition of the underlying index changes over time.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of the Fund’s underlying index and the S&P 500® Index, a broad-based securities market index intended to represent the overall domestic equity market. Effective August 1, 2024, the Fund's broad-based securities market index was changed from the S&P 500® Pure Value Index to the S&P 500® Index to comply with newly adopted regulations that require a fund to compare its performance to an index that represents the overall market applicable to the fund. The Fund does not seek to track the S&P 500® Index.The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. The performance information below reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of the Fund’s underlying index and the S&P 500® Index, a broad-based securities market index intended to represent the overall domestic equity market. Effective August 1, 2024, the Fund's broad-based securities market index was changed from the S&P 500® Pure Value Index to the S&P 500® Index to comply with newly adopted regulations that require a fund to compare its performance to an index that represents the overall market applicable to the fund. The Fund does not seek to track the S&P 500® Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The performance information shown below for Class C shares is based on a calendar year.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:Quarter EndedReturnYear-to-DateJune 30, 20241.63%Highest QuarterDecember 31, 202024.86%Lowest QuarterMarch 31, 2020-41.79%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2023)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective August 1, 2024, the Fund's broad-based securities market index was changed from the S&P 500® Pure Value Index to the S&P 500® Index to comply with newly adopted regulations that require a fund to compare its performance to an index that represents the overall market applicable to the fund.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class C shares only. After-tax returns for Class A shares will vary. The returns shown below reflect applicable sales charges, if any.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns shown in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.After-tax returns are shown for Class C shares only. After-tax returns for Class A shares will vary. The returns shown below reflect applicable sales charges, if any.
Class A and Class C | SP 500 Pure Value Fund | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund. The Fund may become diversified for periods of time solely as a result of changes in the composition of the underlying index (e.g., changes in the relative market capitalization or weights of one or more index component stocks).
Class A and Class C | SP 500 Pure Value Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money, including all or part of their investment in the Fund.
Class A and Class C | SP 500 Pure Value Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency.
Class A and Class C | SP 500 Pure Value Fund | Counterparty Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty Credit Risk—The Fund makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease. Counterparty credit risk also includes the related risk of having potentially significant exposure to such counterparty.
Class A and Class C | SP 500 Pure Value Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk—Derivatives and other instruments (collectively referred to in this paragraph as “derivatives”) pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, market conditions and market risk, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation, operational and legal restrictions and risk. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in leverage, which may cause the Fund to be more volatile and riskier than if it had not been leveraged. Changes in the value of a derivative also may create sudden margin delivery or settlement payment obligations for the Fund, which can materially affect the performance of the Fund, its liquidity, and other aspects of the Fund’s risk profile. The Fund’s use of derivatives to obtain short exposure, if any, may result in greater volatility of the Fund's net asset value (“NAV”) per share. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives also could result in a loss, which in some cases may be unlimited. Certain risks are specific to the particular type of derivative instrument in which the Fund may invest. For example, some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened counterparty, credit, legal, liquidity and valuation risks.Futures Contracts Risk—Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts include imperfect correlation between the movements in the price of the instruments and the price of the underlying assets. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of futures positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures also are subject to leverage and liquidity risks. The Fund may invest in standard futures contracts, e-mini futures contracts, and micro e-mini futures contracts depending on the investment exposure needs of the Fund. E-mini futures contracts and micro e-mini futures contracts are similar to standard futures contracts, except that they are electronically traded and e-mini futures contracts generally are one-fifth the size of standard futures contracts and micro e-mini futures contracts generally are one-tenth the size of e-mini futures contracts.Options Risk—Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of options positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.Swap Agreements Risk—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Class A and Class C | SP 500 Pure Value Fund | Early Closing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Early Closing Risk—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.
Class A and Class C | SP 500 Pure Value Fund | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk—Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate more than those of fixed-income investments, may rise or fall rapidly or unpredictably, and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.
Class A and Class C | SP 500 Pure Value Fund | Industry Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Industry Concentration Risk—The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent the Fund does so, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. The industries in which the underlying index components, and thus the Fund's assets, may be concentrated will vary as the composition of the underlying index changes over time.
Class A and Class C | SP 500 Pure Value Fund | Large Capitalization Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.
Class A and Class C | SP 500 Pure Value Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk—The value of, or income generated by, the investments held by the Fund may fluctuate rapidly and unpredictably. These fluctuations may be frequent and significant. In addition, the Fund may incur losses as a result of various market and economic factors, such as those affecting individual companies or issuers or particular industries, or from broader influences, such as general market conditions. In addition, developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters or other conditions or events may cause volatility in financial markets and reduced liquidity in equity, credit and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. Under such conditions, the Fund (or an underlying fund) may experience significant redemption activity by shareholders and could be forced to sell portfolio securities or other assets at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund’s investments may perform poorly or underperform the general securities markets or other types of securities.
Class A and Class C | SP 500 Pure Value Fund | OTC Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	OTC Trading Risk—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.
Class A and Class C | SP 500 Pure Value Fund | Passive Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.
Class A and Class C | SP 500 Pure Value Fund | Portfolio Turnover Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.
Class A and Class C | SP 500 Pure Value Fund | Regulatory and Legal Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to the use of derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
Class A and Class C | SP 500 Pure Value Fund | Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector Risk—To the extent the components of the Fund’s underlying index, and therefore, the Fund’s holdings, have significant exposure to one or more market sectors, the Fund may be especially sensitive to the developments affecting and risks of such market sectors. The sectors to which the underlying index components, and thus the Fund’s assets, may have significant exposure will vary as the composition of the underlying index changes over time. As of June 30, 2024, the Fund is subject to the Sector Risks described below.
Class A and Class C | SP 500 Pure Value Fund | Consumer Discretionary Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.
Class A and Class C | SP 500 Pure Value Fund | Consumer Staples Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Consumer Staples Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Staples Sector. The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Staples Sector. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and also is affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.
Class A and Class C | SP 500 Pure Value Fund | Financials Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, financial services (including commercial and residential mortgage finance), consumer finance, capital markets (including asset management and custody banks, investment banking and brokerage), Mortgage Real Estate Investment Trusts (REITs), and insurance. Certain Financials Sector issuers serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company's ability to fulfill its obligations as a financial counterparty. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds and may fluctuate significantly when interest rates change or due to increased competition.
Class A and Class C | SP 500 Pure Value Fund | Health Care Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Health Care Sector Risk. The Fund's investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.
Class A and Class C | SP 500 Pure Value Fund | Shareholder Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Shareholder Trading Risk—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.
Class A and Class C | SP 500 Pure Value Fund | Tracking Error Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tracking Error Risk—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.
Class A and Class C | SP 500 Pure Value Fund | Trading Halt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Trading Halt Risk—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to fully invest its assets, which could increase tracking error and adversely affect performance, and may prevent the Fund from achieving its investment objective.
Class A and Class C | SP 500 Pure Value Fund | Value Stocks Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Value Stocks Risk—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.
Class A and Class C | SP 500 Pure Value Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Fee Waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets	2.31%
1 Year	rr_ExpenseExampleYear01	$ 334
3 Years	rr_ExpenseExampleYear03	728
5 Years	rr_ExpenseExampleYear05	1,248
10 Years	rr_ExpenseExampleYear10	2,674
1 Year	rr_ExpenseExampleNoRedemptionYear01	234
3 Years	rr_ExpenseExampleNoRedemptionYear03	728
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,248
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,674
2014	rr_AnnualReturn2014	10.03%
2015	rr_AnnualReturn2015	(10.23%)
2016	rr_AnnualReturn2016	16.50%
2017	rr_AnnualReturn2017	15.08%
2018	rr_AnnualReturn2018	(13.98%)
2019	rr_AnnualReturn2019	22.33%
2020	rr_AnnualReturn2020	(10.98%)
2021	rr_AnnualReturn2021	31.12%
2022	rr_AnnualReturn2022	(3.31%)
2023	rr_AnnualReturn2023	5.73%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(41.79%)
1 Year	rr_AverageAnnualReturnYear01	4.73%
5 Years	rr_AverageAnnualReturnYear05	7.86%
10 Years	rr_AverageAnnualReturnYear10	5.22%
Class A and Class C | SP 500 Pure Value Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Fee Waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets	1.55%
1 Year	rr_ExpenseExampleYear01	$ 625
3 Years	rr_ExpenseExampleYear03	949
5 Years	rr_ExpenseExampleYear05	1,296
10 Years	rr_ExpenseExampleYear10	$ 2,271
1 Year	rr_AverageAnnualReturnYear01	1.47%
5 Years	rr_AverageAnnualReturnYear05	7.62%
10 Years	rr_AverageAnnualReturnYear10	5.50%
Class A and Class C | SP 500 Pure Value Fund | Return After Taxes on Distributions | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.75%
5 Years	rr_AverageAnnualReturnYear05	6.96%
10 Years	rr_AverageAnnualReturnYear10	4.01%
Class A and Class C | SP 500 Pure Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.78%
5 Years	rr_AverageAnnualReturnYear05	5.76%
10 Years	rr_AverageAnnualReturnYear10	3.55%
Class A and Class C | SP 500 Pure Value Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Class A and Class C | SP 500 Pure Value Fund | S&P 500® Pure Value Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.25%
5 Years	rr_AverageAnnualReturnYear05	10.59%
10 Years	rr_AverageAnnualReturnYear10	7.82%

[1]	The Advisor has contractually agreed, through August 1, 2025, to waive and/or reimburse the Fund’s expenses in an amount equal to an annual percentage rate of 0.05% of the Fund’s average daily net assets. The agreement shall automatically renew for one-year terms unless the Advisor provides written notice to the Fund of the termination of the agreement. The agreement may be terminated at any time by the Fund’s Board of Trustees and when the Advisor ceases to serve as such.